Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements

2         Basis of preparation of the consolidated financial statements

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board.

The consolidated financial statements have been prepared under the historical cost convention, except for some financial assets and financial liabilities (including derivative financial instruments) measured at fair value at the end of each reporting period.

The consolidated financial statements of the Company for the year ended December 31, 2018 were approved to be issued in accordance with a resolution of the Board of Directors on February 15, 2019.

2.1      Principles of consolidation

(a)      Subsidiaries

Subsidiaries include all entities over which the Company has control. The Company controls an entity when it (i) has the power over the entity; (ii) is exposed, or has the right, to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are deconsolidated from the date on which that control ceases.

When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.

Non-controlling interests in the equity and results of subsidiaries are shown separately in the consolidated balance sheet, income statement, statement of comprehensive income and statement of changes in shareholders’ equity.

Transactions, balances and unrealized gains and losses between consolidated entities are eliminated.

(b)       Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held assets or incurred liabilities and revenues and expenses.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

Transactions, balances and unrealized gains and losses between consolidated entities are eliminated.

Main companies included in the consolidated financial statements:

	Percentage of capital
	2018	2017	Headquarters	Activities
Subsidiaries
Cia. Magistral S.A.C	100.00	100.00	Peru	Mining projects
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"	66.62	66.62	Peru	Mining
Nexa Resources Perú S.A.A. - "NEXA PERU"	80.23	80.23	Peru	Mining
Inversiones Garza Azul S.A.C	99.75	100.00	Peru	Holding and others
Votorantim GmbH	100.00	100.00	Austria	Holding and others
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Brazil	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - "L.D.O.S.P.E."	100.00	100.00	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Brazil	Energy
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	United Kingdom	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Mining projects
Minera Pampa de Cobre S.A.C	99.99	99.99	Peru	Mining
Mineração Dardanelos Ltda.	70.00	70.00	Brazil	Mining projects
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Mining projects
Rayrock Antofagasta S.A.C	99.99	99.99	Chile	Holding and others
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Peru	Smelting
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Brazil	Mining / Smelting
Votorantim US. Inc.	100.00	100.00	United States	Holding and others
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98	Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Mining projects

(i)Pollarix is the energy holding company and sells energy to the Company’s Brazilian operating subsidiaries at market prices. NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA’s controlling shareholder, VSA.

(c)        Foreign currency translation

(i)         Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars ("USD"), which is NEXA’s functional and reporting currency.

(ii)        Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the end of each reporting period are recognized in the income statement.

Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(iii)       Consolidated entities

The results of operations and financial position of consolidated entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the end of the reporting period;
•

Income and expenses for each income statement are translated at average exchange rates which is a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; and

•	All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of shareholders’ equity.

(d)         Transactions with non-controlling interests

Transactions with non-controlling interests that do not result in a loss of control are accounted within the shareholders’ equity. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within shareholders’ equity.

2.2        Reclassification of income statement

(a)         Reclassification of mineral exploration and project development expenses and impact of adoption of IFRS 15

The Company changed the presentation of mineral exploration and project development expenses that were previously presented as “General and administrative expense” and “Other income and expenses, net” in the income statement to a new line item labeled “Mineral exploration and project development”. Refer to Note 24 for details of mineral exploration and project development expenses.

The reclassification has no impact on the Company’s financial position, net income for the year or cash flows.

Refer to Note 3(a) for details about the impact of the adoption of IFRS 15.

(b)         Reconciliation of reclassified comparative figures and effects of adoption of IFRS 15

(i)         Income statement

			Reclassification of
			mineral
			exploration and
	(Original)	Adoption of IFRS	project	(Revised)
	2017	15	development	2017
Net revenues	2,449,484	—	—	2,449,484
Cost of sales	(1,681,202)	(71,623)	—	(1,752,825)
Gross profit	768,282	(71,623)	—	696,659

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2017	IFRS 15	development	2017
Operating expenses
Selling	(89,239)	71,623	—	(17,616)
General and administrative	(148,242)	—	11,364	(136,878)
Mineral exploration and project development	—	—	(92,698)	(92,698)
Other income and expenses, net	(129,221)	—	81,334	(47,887)
	(366,702)	71,623	—	(295,079)
Operating income	401,580	—	—	401,580

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2016	IFRS 15	development	2016
Net revenues	1,964,841	—	—	1,964,841
Cost of sales	(1,439,101)	(65,128)	—	(1,504,229)
Gross profit	525,740	(65,128)	—	460,612

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2016	IFRS 15	development	2016
Operating expenses
Selling	(90,647)	65,128	—	(25,519)
General and administrative	(127,305)	—	8,611	(118,694)
Mineral exploration and project development	—	—	(46,711)	(46,711)
Other income and expenses, net	(177,819)	—	38,100	(139,719)
	(395,771)	65,128	—	(330,643)
Operating income	129,969	—	—	129,969

(ii) Expenses by nature

			Reclassification of
			mineral exploration
	(Original)		and project	(Revised)
	2017	Adoption of IFRS 15	development	2017
Raw materials and consumables used	1,120,540	—	—	1,120,540
Employee benefit expenses	278,285	—	1,086	279,371
Depreciation and amortization	270,454	—	2	270,456
Services, miscellaneous	232,165	(71,623)	59,993	220,535
Other Expenses	17,239	71,623	20,253	109,115
	1,918,683	—	81,334	2,000,017
Reconciliation
Cost of sales	1,681,202	71,623	—	1,752,825
Selling, general and administrative expenses	237,481	(71,623)	(11,364)	154,494
Mineral exploration and project development	—	—	92,698	92,698
	1,918,683	—	81,334	2,000,017

			Reclassification of
			mineral exploration
	(Original)	First adoption of	and project	(Revised)
	2016	IFRS 15	development	2016
Raw materials and consumables used	956,909	—	—	956,909
Employee benefit expenses	233,755	—	450	234,205
Depreciation and amortization	275,034	—	2	275,036
Services, miscellaneous	158,388	(65,128)	29,297	122,557
Other Expenses	32,967	65,128	8,351	106,446
	1,657,053	—	38,100	1,695,153
Reconciliation
Cost of sales	1,439,101	65,128	—	1,504,229
Selling, general and administrative expenses	217,952	(65,128)	(8,611)	144,213
Mineral exploration and project development	—	—	46,711	46,711
	1,657,053	—	38,100	1,695,153